Property and Equipment and Right-of-Use Assets	6 Months Ended
Jun. 30, 2024
Property and Equipment and Right-of-Use Assets [Abstract]
Property and equipment and right-of-use assets

13. Property and equipment and right-of-use assets

Lifezone’s property and equipment and right-of-use assets include building, transportation equipment, and office and computer equipment. The carrying amounts for the reporting periods can be analyzed as follows:

	Buildings	Transportation equipment	Office and computer equipment	Laboratory and testing equipment	Total Property and equipment	Right-of-use assets	Total
	$	$	$	$	$	$	$
Cost
As at January 1, 2023	677,277	123,952	238,216	-	1,039,445	469,743	1,509,188
Additions from acquisitions	-	-	220,698	4,704,783	4,925,481	464,264	5,389,745
Foreign exchange impact	-	-	1,419	16,664	18,082	-	18,082
Additions	-	75,551	621,732	148	697,431	1,230,792	1,928,222
As at December 31, 2023	677,277	199,503	1,082,064	4,721,595	6,680,439	2,164,799	8,845,238

Accumulated depreciation
As at January 1, 2023	(36,781)	(44,412)	(73,930)	-	(155,123)	(117,436)	(272,559)
Exchange adjustments	-	-	(300)	-	(300)	-	(300)
Charge for the period	(22,068)	(66,839)	(42,298)	(393,454)	(524,659)	(353,851)	(878,510)
As at December 31, 2023	(58,849)	(111,251)	(116,528)	(393,454)	(680,082)	(471,287)	(1,151,369)

Cost
As at January 1, 2024	677,277	199,503	1,082,064	4,721,595	6,680,439	2,164,799	8,845,238
Additions	-	-	80,494	2,180	82,674	-	82,674
Disposals	-	-	(4,858)	(5,189)	(10,047)	-	(10,047)
Lease reassessments	-	-	-	-	-	139,489	139,489
Foreign exchange impact	-	-	(8,682)	(119,874)	(128,555)	(31,444)	(160,000)
As at June 30, 2024	677,277	199,503	1,149,018	4,598,712	6,624,510	2,272,843	8,897,354

Accumulated depreciation
As at January 1, 2024	(58,849)	(111,251)	(116,528)	(393,454)	(680,082)	(471,287)	(1,151,369)
Charge for the period	(14,693)	(18,250)	(89,164)	(454,975)	(577,082)	(258,432)	(835,514)
Disposals			1,480		1,480		1,480
Lease reassessments	-	-	-	-	-	(88,997)	(88,997)
Foreign exchange impact	-	-	(20,466)	4,216	(16,250)	2,800	(13,449)
As at June 30, 2024	(73,542)	(129,501)	(1,140,325)	(844,213)	(1,271,934)	(815,915)	(2,087,849)
Net book value:
As at December 31, 2023	618,428	88,252	965,536	4,328,141	6,000,357	1,693,512	7,693,869
As at June 30, 2024	603,735	70,002	924,340	3,754,499	5,352,576	1,456,928	6,809,505

There was no new lease agreement entered into during the six months ended June 30, 2024. The reassessment was triggered by an increase in lease payments.